Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Estimated fair value of external debt	$ 2,600.0	$ 2,800.0
Gross carrying value of debt	2,700.0	$ 2,900.0
Earn-out liabilities, maximum	48.6
Earn-out liabilities, minimum	$ 0.0